Share-based compensation - Issuance of shares to certain employees with performance conditions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 28, 2016
Share-based compensation
Share-based compensation expense	$ 19,679,000	$ 5,072,000	$ 21,244,000
Restricted ordinary shares
Share-based compensation
Share-based compensation expense	$ 0
Total fair value of shares			$ 32,869,000
Restricted ordinary shares | Discounted cash flow approach | Terminal growth rate
Share-based compensation
Valuation measurement input			3.00%
Restricted ordinary shares | Discounted cash flow approach | Weighted average cost of capital
Share-based compensation
Valuation measurement input			18.30%
Restricted ordinary shares | Minimum | Discounted cash flow approach | Average spending per customer
Share-based compensation
Valuation measurement input			3.00%
Restricted ordinary shares | Maximum | Discounted cash flow approach | Average spending per customer
Share-based compensation
Valuation measurement input			19.00%
Fiscal Year 2017 | Restricted ordinary shares
Share-based compensation
Restricted ordinary shares authorized for issuance				1,068,114
Fiscal Year 2018 | Restricted ordinary shares
Share-based compensation
Restricted ordinary shares authorized for issuance				801,086